Commitments	12 Months Ended
Jun. 30, 2014
Commitments And Contingencies Disclosure [Abstract]
Commitments

Note 19 – Commitments

The Bank has non-cancelable operating leases for branch offices. The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of June 30, 2014:

Years Ending June 30:	(In Thousands)
2015	$1,761
2016	1,629
2017	1,455
2018	1,126
2019	806
Thereafter	3,261

Total Minimum Payments Required	$10,038

The following schedule shows the composition of total rental expense for all operating leases:

	June 30,
	2014	2013	2012
	(In Thousands)

Minimum rentals	$1,716	$1,629	$1,520

The Bank is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit. The Bank’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual notional amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The outstanding loan commitments are as follows:

	June 30,
	2014	2013
	(In Thousands)

Mortgage loans	$27,452	$58,448
Home equity loans	1,374	1,692
Business loans	350	500
Construction loans in process	6,385	11,100
Consumer home equity and overdraft lines of credit	35,765	37,972
Commercial lines of credit	24,070	31,434

	$95,396	$141,146

At June 30, 2014, the outstanding mortgage loan commitments included $20.0 million for fixed-rate loans with interest rates ranging from 3.00% to 6.00% and $935,000 for adjustable-rate loans with initial rates of 6.00%. The remaining $6.5 million of mortgage loan commitments represent the remaining balance of an outstanding blanket commitment with a third party loan originator to purchase newly originated residential mortgage loans whose rates may either be fixed or adjustable-rate. Home equity loan commitments include $1.4 million for fixed-rate loans with interest rates ranging from 3.125% to 6.00%. Business loan commitments total $350,000 representing funding commitments on floating rate loans with initial rates ranging from 3.75% to 5.50%. Undisbursed funds from home equity and business lines of credit are adjustable-rate loans with interest rates ranging from 1.25% below to 5.00% above the prime rate published in the Wall Street Journal. Lines of credit providing overdraft protection for checking accounts are adjustable-rate loans with interest rates ranging from 3.50% to 4.00% above prime.

At June 30, 2013, the outstanding mortgage loan commitments included $57.2 million for fixed-rate loans with interest rates ranging from 2.75% to 5.50% and $1.0 million for adjustable-rate loans with initial rates ranging from 4.25% to 6.0%. The remaining $185,000 of mortgage loan commitments represent the remaining balance of an outstanding blanket commitment with a third party loan originator to purchase newly originated residential mortgage loans whose rates may either be fixed or adjustable-rate. Home equity loan commitments include $1.7 million for fixed rate loans with interest rates ranging from 3.25% to 6.00%. Business loan commitments total $500,000 representing funding commitments on floating rate loans with initial rates ranging from 4.25% to 6.00%. Undisbursed funds from home equity and business lines of credit are adjustable-rate loans with interest rates ranging from 1.25% below to 3.00% above the prime rate published in the Wall Street Journal. Lines of credit providing overdraft protection for checking accounts are adjustable-rate loans with interest rates ranging from 3.5% to 5.00% above prime.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained if deemed necessary by the Bank upon extension of credit is based on management’s credit evaluation of the counterparty.

In addition to the commitments noted above, the Bank is party to standby letters of credit through which it guarantees certain specific business obligations of its commercial customers. The balance of standby letters of credit at June 30, 2014 and 2013 were approximately $519,000 and $1,791,000, respectively.

The Company and subsidiaries are also party to litigation which arises primarily in the ordinary course of business. In the opinion of management, the ultimate disposition of such litigation should not have a material adverse effect on the consolidated financial position of the Company.